Registration No. 2-89905-01

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐

Amendment No.	☐

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT C

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering                     Continuous

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (DATE) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☒	on May 1, 2006 pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Group Combination Annuity Contracts

Prospectus

May 1, 2006

Group Combination Annuity

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an unallocated Group Combination Annuity Contract to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in force Contracts. You may choose to invest your Net Purchase Payments on a variable, fixed, or a combination thereof on a tax-deferred basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable and fixed options:

Variable Options

Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock Portfolio	Large Cap Core Stock Portfolio
T. Rowe Price Small Cap Value Portfolio	Capital Guardian Domestic Equity Portfolio
Aggressive Growth Stock Portfolio	T. Rowe Price Equity Income Portfolio
International Growth Portfolio	Index 500 Stock Portfolio
Franklin Templeton International Equity Portfolio	Asset Allocation Portfolio
AllianceBernstein Mid Cap Value Portfolio	Balanced Portfolio
Index 400 Stock Portfolio	High Yield Bond Portfolio
Janus Capital Appreciation Portfolio	Select Bond Portfolio
Growth Stock Portfolio	Money Market Portfolio

Fidelity® Variable Insurance Products Fund III
Mid Cap Portfolio

Russell Investment Funds
Multi-Style Equity Fund	Core Bond Fund
Aggressive Equity Fund	Real Estate Securities Fund
Non-U.S. Fund

Fixed Options

Guaranteed Return Fund (in 1-, 3-, and 5-year durations)

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the

Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus.

Any representation to the contrary is a criminal offense.

More information about NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2006, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. To receive a copy, call 1-888-455-2232 or send a written request to Northwestern Mutual, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You will find the table of contents for the SAI at the end of this prospectus. Information about the Separate Account (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (“SEC”) in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Account are available on the SEC’s internet site at http://www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102.

Contents of this Prospectus

This prospectus describes only the Separate Account and the variable provisions of the Contracts, except where there are specific references to the fixed provisions.

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit – An accounting unit of measure representing the Contract value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant – A Participant in the Plan or Trust who has been named to receive Annuity Payments in accordance with the provisions of the Plan or Trust.

Annuity Payments – Money we pay the Annuitant(s) pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable payment plan; (2) a fixed payment plan; or (3) in cash.

Annuity Unit – An accounting unit of measure representing the actuarial value of an interest in a variable payment plan, after the date on which Annuity Payments begin.

Certificate – A document issued to an Annuitant describing the benefits to be received under the Contract. A Certificate will also include beneficiary provisions.

Contract – The agreement between you and us described in this variable annuity prospectus.

Division – A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Funds – The mutual funds, registered under the Investment Company Act of 1940 as open-end management investment companies, available as investment options under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of these Funds.

General Account – All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Guaranteed Return Fund – A fixed investment option under the Contract, supported by the assets held in the Company’s General Account, that has a term of a specified duration (called a “Guaranteed Period”).

Market Value Adjustment – An amount that may be credited (or charged) upon a withdrawal from a Guaranteed Account before the end of a Guaranteed Period.

Owner – The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the employer, a custodian, or trustee.

Penalty Tax – If premature payment of benefits are made under an Annuity Contract, a penalty tax may be incurred. (See “Taxation of Contract Benefits.”)

Plan – The document(s) under which the benefits provided by this Contract are distributed to the individual employees or plan participants. The term includes any trust, custodial, or other document providing for the funding of Plan benefits.

Portfolio – A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments – Money you give us to pay for your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Separate Account – The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date – Any day on which the New York Stock Exchange (NYSE) is open for trading and any other day we are required under the Investment Company Act of 1940 to value assets of a Division of the Separate Account.

Withdrawal Amount – The value of the Accumulation Units which you are permitted to withdraw pursuant to the terms of the Contract. Withdrawal Amounts may be subject to short-term trading fees charged by Portfolios and MVAs applied to withdrawals from a Guaranteed Return Fund.

Fee and Expense Tables

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. On the left side of the tables below we show the fees and expenses you will pay at the time that you buy or surrender the Contract. On the right side of these tables we show the fees and expenses that you will pay periodically during the time that you own the Contract, not including the annual operating expenses of the Portfolios (the range of which is shown in the table that follows). Other administrative charges may apply during the Annuity period. (See “Additional Information—Transfers Between Divisions and Payment Plans.) We may also charge for transfers between investment options and we may deduct state premium taxes (although neither a transfer charge nor a state premium tax deduction is being assessed at the present).

Front Load Contract

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments)
Sales Load Range	0.5%- 4.5%
Installation Fee	None

Annual Expenses of the Separate Account (as a percentage of assets)
Current Mortality and Expense Risk Fees*	0.65%
Maximum Mortality and Expense Risk Fees*	1.00%
Other Expenses	None

Total Current Separate Account Annual Expenses*	0.65%
Total Maximum Separate Account Annual Expenses*	1.00%
Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

Simplified Load Contract

Transaction Expenses for Contract Owners
Maximum Sales Load (as a percentage of purchase payments)	None
Installation Fee	$750

Annual Expenses of the Separate Account (as a percentage of assets)
Current Mortality and Expense Risk Fees*	1.25%
Maximum Mortality and Expense Risk Fees*	1.50%
Other Expenses	None

Total Current Separate Account Annual Expenses*	1.25%
Total Maximum Separate Account Annual Expenses*	1.50%
Annual Contract Fee
$150; waived if the Contract Value equals or exceeds $25,000

*	We guarantee the current mortality and expense risk fees for five years from the date of this prospectus. Thereafter, we reserve the right to raise the mortality and expense risk fees to a maximum annual rate of 1.00% for the Front Load Contract and 1.50% for the Simplified Load Contract. After the fifth Contract year we may amend the Contract with respect to the maximum annual rate for the mortality and expense risk fees as well as other Contract terms. (See “Amendments and Termination.”)

Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2005. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses
(expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying Portfolios)	[—	%]	[—	%]

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. The Examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

EXAMPLES

Front Load Contract

	1 year			3 years			5 years			10 years
Minimum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]
Maximum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]

Simplified Load Contract

	1 year			3 years			5 years			10 years
Minimum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]
Maximum Total Annual Portfolio Operating Expenses	[$	—	]	[$	—	]	[$	—	]	[$	—	]

Note: The purchase payments for either a Front-Load Contract or a Simplified-Load Contract must reach a total minimum amount of $25,000 during the first Contract year. The installation fee of $750 is divided between the funds for the Simplified-Load fee table. The numbers above must be multiplied by 2.5 to find the expenses for a Front-Load Contract or a Simplified-Load Contract of this minimum size.

The sales load for a front-load Contract depends on the amount of cumulative Purchase Payments. See “Deductions” for additional information about expenses for the Contracts. The expense numbers shown in the tables reflect the current mortality and expense risk charges at the guaranteed rate for the first five years and the maximum permitted mortality and expense risk charges after five years. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. Expense numbers also reflect the annual expenses for each Portfolio, as a percentage of average net assets, based on 2005 operations. Expenses for the Russell Investment Funds, other than the Real Estate Securities Fund, reflect fee waivers and expense reimbursements that the Fund’s adviser has contractually agreed to make through April 30, 2007. Absent the fee waivers and expense reimbursements, the expenses for a particular Portfolio could be higher.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Funds and the assessment of variable account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). To receive a copy of the SAI containing such financial statements, call 1-888-455-2232. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $132 billion as of December 31, 2005. Northwestern Mutual sells life, disability income, and annuity contracts through its own field force of over 5,600 full time producing agents as of December 31, 2005. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

The Distributor

Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. NMIS is the principal underwriter of the Contracts. Subsequent Purchase Payments under the Contracts may be made directly to the Company or through individuals who are registered representatives of NMIS. Commissions paid to the agents on sales of the Contracts are calculated partly as a percentage of purchase payments and partly as a percentage of Contract values for each Contract year.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, effective May 1, 2006.

You may allocate the money you invest under your Contract among the variable and fixed options, as described below. Each variable option is a Division of the Separate Account, which corresponds to one of the Portfolios of the Funds described below. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract.

The Investment Options

The Contract offers a variety of variable and fixed investment options for you to choose. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose your money. The amounts invested in the fixed options earn interest for a specified period at a rate we declare from time to time; the principal and interest rate are guaranteed by the Company and are subject to the claims-paying ability of the Company.

Variable Options

The assets of each Division of the Separate Account are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc; Fidelity® Variable Insurance Products Fund III; and the Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract.

You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest.

Northwestern Mutual Series Fund, Inc.

The investment adviser for the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to the Portfolios bearing their names or derivatives thereof.

Portfolio	Investment Objective	Sub-adviser (if applicable)

Small Cap Growth Stock Portfolio	Long-term growth of capital

T. Rowe Price Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.

Aggressive Growth Stock Portfolio	Long-term growth of capital

International Growth Portfolio	Long-term growth of capital

Franklin Templeton International Equity Portfolio	Long-term growth of capital	Templeton Investment Counsel, LLC

AllianceBernstein Mid Cap Value Portfolio	Long-term growth of capital; current income is a secondary objective	Alliance Capital Management L.P.

Index 400 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Index

Janus Capital Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC

Growth Stock Portfolio	Long-term growth of capital

Large Cap Core Stock Portfolio	Long-term growth of capital and income

Capital Guardian Domestic Equity Portfolio	Long-term growth of capital and income	Capital Guardian Trust Company

T. Rowe Price Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.

Index 500 Stock Portfolio	Investment results that approximate the performance of the S&P 500® Index

Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk

Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk

High Yield Bond Portfolio	High current income and capital appreciation

Select Bond Portfolio	To realize as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital

Money Market Portfolio	Maximum current income consistent with liquidity and stability of capital

Fidelity® Variable Insurance Products Fund III

The Fidelity® VIP Mid Cap Portfolio is a series of Variable Insurance Products Fund III. The Separate Account buys Service Class 2 shares of the Fidelity® VIP Mid Cap Portfolio, the investment adviser for which is Fidelity Management & Research Company.

Portfolio	Investment Objective
VIP Mid Cap Portfolio	Long-term growth of capital

Russell Investment Funds

The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, Frank Russell Investment Management Company (“FRIMCo”). FRIMCo also advises, operates, and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and the preservation of capital
Real Estate Securities Fund	Current income and long-term growth of capital

Transfers Between Divisions Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Net Purchase Payments among the Divisions or transfer Accumulation Units from one Division to another at any time. After the effective date of a variable payment plan, the Annuitant may transfer Annuity Units from one Division to another. Changes in allocation and transfers are made based on the valuation of Accumulation or Annuity Units in the affected Divisions that we make after we receive a written request at our Home Office, provided it is in good order, or on a future specified date.

We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. You may transfer Accumulation or Annuity Units among the Divisions up to twelve times in a Contract year. We may set charges and waiting periods for transfers of Annuity Units.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the securities markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio in which a Division invests, may also be disruptive and may disadvantage other investors. We reserve the right to limit the frequency or amount of transfers. See the attached prospectuses for the Funds for more information about their frequent trading policies. We will assist the Funds in the implementation of their policies.

After the effective date of a variable payment plan which includes the right of withdrawal, a payee may transfer the Withdrawal Value to any other payment plan. An administrative charge may apply.

Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners, except to the extent we are prevented from doing so under applicable state or federal law or regulation. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken with respect to individual accounts to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations.

These policies and procedures may change from time to time in our sole discretion without notice; provided, however, Contract Owners would be given advance, written notice if the policies and procedures were revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, allocations or transfers by you may be rejected without notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. In addition, although we are unable to monitor trading activity by individual participants in omnibus accounts established under group Annuity Contracts, we do request that Contract Owners take steps that are reasonably designed to discourage individual participants from market timing.

Fixed Options

During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts, provided they are available in your state. To find out if a Guaranteed Return Fund Account is available in your state, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

The Guaranteed Return Fund Accounts

G eneral During the Accumulation phase of the Contract, the Owner of a Series NN contract may invest on a fixed basis in the following Guaranteed Return Fund (“GRF”) accounts of different durations, provided they are available in your state: a 1-year GRF, a 3-year GRF, and a 5-year GRF. The sum of all the Accumulation Values of all the GRF Accounts in a given contract may not exceed the GRF Accounts Maximum as shown in the Contract. To find out if a particular GRF is available, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

Interest Rates Assets deposited into a GRF earn the interest rate effective on the date of the deposit. Interest rates are set as follows: For contract amounts of more than $1million, interest rates are set daily. For amounts of $1million or less, interest rates are set Friday of each week and apply to contributions received during the following week.

Interest rate bands for the Simplified Load contracts are as follows:

Contract Size		Interest Rate
At Least	But less than...
0	$125,000	Base Rate
$125,000	$500,000	Base Rate + 0.20%
$500,000	$1,000,000	Base Rate + 0.40%
$1,000,000	$1,500,000	Base Rate + 0.60%
$1,500,000		Base Rate + 0.80%

Interest rate bands for the Front-Load contracts are shown below.

Contract Size		Interest Rate
At Least	But less than...
0	$1,500,000	Base Rate
$1,500,000		Base Rate + 0.10%

Maturity Dates GRF Maturity Dates are quarterly and are set in accordance with the plan year end date. The table below shows several examples:

If the Plan Year End Date is...	Example	The Maturity Dates are...
The first day of the month	01/01	01/01 04/01 07/01 10/01
The last day of the month	03/31 or 06/30	03/31 06/30 09/30 12/31
Neither the first nor the last day of the month	01/10	01/10 04/10 07/10 10/10

If, for example, the plan trustees of a calendar-year plan select a 1-year GRF and make monthly deposits in January, February, and March 2006, the all deposits will mature on March 31, 2007. Thus, the rate guarantee for a specific deposit into a 1-year GRF will be effective for 12-15 months (the “Guaranteed Period”). This same process is used to determine the Guarantee Periods for all GRFs. In those cases where the plan year end changes, maturities for subsequent purchase payments will be based on the new plan year end date. Maturity Dates established under the previous plan year end date will remain. In those cases, there may be more than four Maturity Dates in a year.

Options at Maturity When assets invested in a GRF mature, we transfer the funds pursuant to the direction of the Owner/Trustee. If the Owner/Trustee has so indicated on the Group Pension Annuity application, the assets will renew in the same GRF or be transferred to the Money Market Investment Division. If the application contains no such direction, and if the Owner/Trustee has not properly instructed us before the Maturity Date to transfer the funds to different investment Division(s), we will send a GRF Maturity Letter to the Owner/Trustee approximately thirty days before the Maturity Date notifying him/her that the GRF assets are due to mature and giving notice of what will happen unless we are provided with other instructions. If we are in receipt of no instructions, the assets will be transferred to the Money Market Investment Division.

Market Value Adjustment A Market Value Adjustment (MVA) may be assessed (or credited) on transfers or withdrawals from a GRF (of any duration) prior to the Maturity Date or before the end of Guarantee Period. The amount of the MVA may be positive or negative, but in all events is the difference between the interest rate credited to a new deposit (with a Guarantee Period equal to the original length of the Guarantee Period of the amount being transferred or withdrawn) and the interest rate credited to the amount being transferred or withdrawn, multiplied by the number of years to maturity of the amount withdrawn. MVAs are generally not assessed in the following circumstances: (1) a withdrawal or transfer made within 30 (thirty) days of maturity; (2) when contracts are settled to a life income payment plan; or (3) when the withdrawal is used to pay a plan benefit under a defined contribution plan (e.g., payments upon a bona fide retirement, disability, death, or termination of employment). Reasonable proof that these provisions have been met must be provided to the Company upon request.

In no event will the MVA decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to a GRF since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled an annual effective rate of 3% during that same time period. In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from a GRF prior to the end of a Guaranteed Period.

Other Information Amounts you invest in a GRF become part of our General Account, which represents all of our assets other than those held by us in the Separate Account and other separate accounts. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the GRFs do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor do they bear expenses of the Portfolios in which the Divisions of the Separate Account invest. Other charges under the Contract apply to the GRFs. (See “Deductions.” ) In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the GRFs under the Securities Act of 1933, nor have we registered the GRFs or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a GRF are not subject to the same laws as interests in the Divisions of the Separate Account, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus regarding the GRF.

The Contracts

Unallocated Group Annuity Contracts

We offer two versions of the Contracts: front-load Contracts and simplified-load Contracts. (See “Expense Table” and “Deductions.”) The Contracts are unallocated group annuity contracts that provide for the accumulation of funds and the payment of retirement benefits to participants or their beneficiaries (“Annuitants”). Funds may be accumulated on a variable, fixed, or a combined basis in one or more omnibus accounts established for each Contract. The Contracts do not provide for the establishment of individual accounts for Plan or Trust participants until participants become entitled to receive benefits from the Plan or Trust.

When a participant retires or otherwise becomes entitled to receive benefits, you may direct us to pay Annuity benefits to the participant. (See “Retirement Benefits.”) We will then pay retirement benefits in a lump sum or under a variable or fixed Annuity Payment Plan and issue the Annuitant a Certificate describing the benefits which have been selected. (See “Variable Payment Plans.”) Benefits available to participants are determined entirely by the provisions of the Plan or Trust.

Purchase Payments Under The Contracts

Amount and Frequency You determine the amount and frequency of Purchase Payments subject to the provisions of the Plan or Trust. You may pay larger or additional purchase payments. However, we will not accept (a) any purchase payment unless it is a contribution for funding or for the payment of fees or loads under a pension or profit-sharing plan or trust which meets the requirements of Section 401 of the Code or the requirements for deduction of the employer’s contribution under Section 404(a)(2) of the Code; or (b) any Purchase Payment (initial or subsequent) of less than $100.

You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. If a Purchase Payment is not paid when due, or if we decline to accept a Purchase Payment as provided above, the Contract will continue in force unless you redeem all Accumulation Units for their value. You may resume payment of Purchase Payments at any time the Contract is inforce.

Application of Purchase Payments We credit Net Purchase Payments to your Contract, after deduction of any sales load or installation fee, and we allocate the payments as you direct. To the extent that you direct a Net Purchase Payment to accumulate on a variable basis, we place it in the Separate Account and allocate it to one or more Divisions. Assets we allocate to each Division we thereupon invest in shares of the Portfolio which corresponds to that Division. If we receive no allocation instructions, we will place the Net Purchase Payment in the Money Market Division.

We apply payments we place in the Separate Account to provide “Accumulation Units” in one or more divisions. Accumulation Units represent your interest in the Separate Account.

The number of Accumulation Units you receive for your initial Net Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office, provided your application is in good order. Your application will be considered to be in “good order” if it is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five business days to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay and hold your purchase payment until the problem is resolved unless you request that we return it. If your application is not in good order, the number of Accumulation Units you receive for your Net Purchase Payment is determined by dividing the amount of the initial Purchase Payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of that Division we make after the problem is resolved and your application is put in good order. The number of Accumulation Units you receive for each Net Purchase Payment after the initial Purchase Payment is determined by dividing the amount of the Purchase Payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the next valuation of the assets of that Division we make after we receive your Purchase Payment is received in good order either at our Home Office or a lockbox facility we have designated. We may reject any application or Purchase Payment for any reason permitted by law. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open.

The number of your Accumulation Units will be increased by additional purchase payments and decreased by withdrawals. The investment experience of the Separate Account does not change the number (as distinguished from the value) of your Accumulation Units. The value of an Accumulation Unit in each Division varies with the investment experience of the Division. This in turn is determined by the investment experience of the corresponding Portfolio. We determine the value of an Accumulation Unit on any date by multiplying the value on the immediately preceding Valuation Date by the Net Investment Factor for the division for the current period. (See “Net Investment Factor.”) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Unit. That value may be less than, equal to, or more than the cumulative Net Purchase Payments you have made.

Net Investment Factor

For each Division, the Net Investment Factor for any period ending on a Valuation Date is 1.000000 plus the net investment rate for the division for that period. Under the Contract, the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding Valuation Date up to and including the current Valuation Date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share at the beginning of the valuation period, (c) less an adjustment to provide for the charge for mortality rate and expense guarantees. (See “Deductions.”)

The Portfolios will distribute investment income and realized capital gains to the Separate Account divisions. We will reinvest those distributions in additional shares of the same Portfolio. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Separate Account.

Benefits Provided Under The Contracts

The benefits provided under the Contracts consist of a Surrender Value and a retirement benefit. (No death benefits are provided.) Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below. We will take the amounts required to pay benefits from the Divisions of the Separate Account, or from the value accumulated on a fixed basis, as you direct. If a participant under your retirement plan or trust dies before retirement, any death benefits available are governed by the terms of your plan or trust. If he dies after retirement (i.e., after he annuitizes), any death benefits would be governed by the payment plan in effect at that time.

Surrender or Withdrawal Value To the extent permitted by the Plan or Trust, you may terminate the Contract and redeem the value of Accumulation Units credited to the Contract. We determine the value, which may be either greater or less than the amount you have paid, as of the Valuation Date coincident with or next following our receipt of a written request for termination. Request forms are available from our Home Office and our agents. You may surrender a portion of the Accumulation Units on the same basis. You may instruct us how to allocate your partial surrender request among your investments in the Divisions or fixed investment options. If no direction is received, your surrender will be deducted proportionately from each of your investments.

A payee under Payment Plan 1 may elect to withdraw the present value of any unpaid income payments at any time. Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may elect to withdraw the present value of any unpaid payments for the certain period. We base the Withdrawal Value on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Payment Plans.”)

Retirement Benefits You may direct us to pay retirement benefits to an Annuitant at any time while your Contract is in force. Upon your request, benefits may be paid in a lump sum or under the payment plans described below. Your request will state the payment plan you have elected and the amount and date of the first payment. Amounts distributed to an Annuitant may be subject to federal income tax. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or are paid for deductible medical expenses in excess of 7.5% of Adjusted Gross Income. (See “Federal Income Taxes.”)

We will determine the amount required to pay the Annuity or cash benefits and will redeem Accumulation Units in that amount. If an Annuitant selects a Payment Plan, our current practice is to issue a certificate to the Annuitant describing his or her interest and then transfer the amount of the redeemed Accumulation Units to one of our other separate accounts, where they will be administered for the benefit of the Annuitant under the terms of the Contract. There is no assurance that amounts accumulated under the Contract will be sufficient to provide the retirement benefits under the Plan or Trust.

Payment Plans

Generally We will pay part or all of the benefits under a Contract under either a fixed or variable payment plan you select. The fixed plans are not described in this prospectus. Under a variable plan, the payee bears the entire investment risk, since no guarantees of investment return are made. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. Under a variable payment plan, an Annuitant must select the initial allocation of variable benefits among the Divisions. The Annuitant may name and change the beneficiaries of unpaid payments for the specified period under Plan 1 or the certain period under Plans 2 or 3. We will issue the Annuitant a Certificate describing the variable Annuity benefits and including beneficiary provisions of Annuity Contracts we issue on the date of issue of the Certificate. For a discussion of tax considerations and limitations regarding the election of Payment Plans, see “Federal Income Taxes.”

Description of Payment Plans The following Payment Plans are available:

1. Installment Income for a Specified Period. An annuity payable monthly for a specified period of 5 to 30 years.

2. Single Life Income with or without Certain Period. An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. After the payee’s death during the certain period, if any, payments becoming due are paid to the designated contingent beneficiary. A certain period of either 10 or 20 years may be selected, or a plan with no certain period may be chosen.

3. Joint and Survivor Life Income with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

A payment plan must result in payments that meet the minimums we require for annuity payment plans on the date you elect the plan. From time to time, we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates as we publish for those plans.

Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular payment plan you select, the Annuity Payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. Annuity Units represent the interest of the payment plan in a Portfolio.

Assumed Investment Rate The payment rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Payment rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actual value of the future payments as of the date when payments begin.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the Annuity Unit for each Division would not change in value, and the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

Additional Information

Deferment of Benefit Payments We reserve the right to defer determination and payment of the Surrender Value of the Accumulation Units, the Withdrawal Value under a variable payment plan, or the payment of benefits under a variable payment plan., until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the Investment Company Act of 1940 (the “Act”) because of one or more of the following: (a) the New York Stock Exchange (“NYSE”) is closed, except for routine closings on holidays or weekends; (b) the Securities and Exchange Commission (“SEC”) has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the Act.

Dividends The Contracts share in our divisible surplus, except while payments are being made under a payment plan. Our divisible surplus is determined annually. We credit each Contract’s share, if any, as a dividend on the Contract anniversary. Under the terms of the Contract, we will apply any dividend as a net purchase payment allocated to the Money Market Division.

On Group Combination Annuity Contracts, dividends arise principally as a result of more favorable expense experience than that assumed in determining mortality rate and expense guarantee charges. The dividend is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract’s interest in the Separate Account.

For 2006, all front-load and simplified-load Contracts with an average variable Contract value of $250,000 or more will receive a dividend of 0.25% of the average variable Contract value. For the simplified-load Contracts, this factor increases to 0.75% on the portion of the average variable Contract value in excess of $500,000. In future years, dividends will continue to be based on actual experience, and as a result, the factors may be different from those stated above.

Free Look Depending upon applicable state law and the terms of the applicable employee benefit plan, you may have the right to return the Contract within the next ten days after you receive it (or whatever period is required in your state), and receive your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the Investment Company Act of 1940, and as long as Separate Account assets are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from the Owners of Accumulation Units or payees receiving payments under variable payment plans. Each Owner or payee will receive periodic reports relating to the Portfolios, proxy material and a form with which to give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to his Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable annuity payment plan, as the case may be. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable annuity payment plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees.

Substitution and Change We may take any of the following actions, so long as we comply with all of the requirements of the securities and insurance laws that may apply: We may (1) invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future; (2) operate the Separate Account or a Division as a mutual fund itself, instead of investing its assets in a mutual fund, if our Board of Trustees decides that this would be in the best interest of our Contract Owners; (3) deregister the Separate Account under the Investment Company Act of 1940 if registration is no longer required; and (4) change the provisions of the Contracts to comply with federal or state laws that apply, including changes to comply with federal tax laws in order to assure that your Contract qualifies for tax benefits relating to retirement annuity or variable annuity contracts.

A vote of Contract Owners, or of those who have an interest in one or more of the divisions of the Separate Account, may be required. Approval by the Securities and Exchange Commission or another regulatory authority may be required. In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

Performance Data We may publish advertisements containing performance data for the Divisions of the Separate Account from time to time. This performance data may include both standardized and non-standardized total return figures, although standardized figures will always accompany non-standardized figures.

Standardized performance data will consist of quarterly return quotations, which will always include quotations for recent periods of one, five, and ten years or, if less, the entire life of a Division. These quotations will be the average annual rates of return based on a $1,000 initial purchase payment for a Back Load Contract, or the minimum $10,000 initial purchase payment for a Front Load Contract. The standardized performance data will reflect all applicable charges, including the initial sales load of 4.5% for the Front Load Contract and the withdrawal charge that would apply assuming surrender of the Back Load Contract at the end of the period.

Non-standardized performance data may not reflect the 4.5% sales load for the Front Load Contract and may assume that the Back Load Contract remains in force at the end of the period. These data may also not reflect the annual Contract fee of $30, since the impact of the fee varies by Contract size. The non-standardized data may also be for other time periods.

We will base all of the performance data on actual historical investment results for the Portfolios, including all expenses they bear. The data are not intended to indicate future performance. We may construct some of the data hypothetically to reflect expense factors for the Contracts we currently offer. We have included additional information about the performance data in the Statement of Additional Information.

Amendments and Termination After the fifth Contract year, we may amend the Contract with respect to (1) the sales load; (2) the maximum annual Annuity rate and expense guarantee charge; (3) the administration fee; (4) the transfer fee; (5) the minimum amounts for purchase payment(s) and for the Contract value; or (6) the payment rate tables which are included in the Contract. An amendment will not become effective until after we have given you at least 30 days’ written notice. An Amendment to the payment rate tables will not apply to a payment plan that starts before the amendment becomes effective. We reserve the right to terminate a Contract if representations you have made to us are or become incorrect. You may terminate a Contract in whole or in part at any time and we will pay you the value of the Accumulation Units.

Legal Proceedings We are engaged in litigation of various kinds which, in our judgment, is not of material importance in relation to our total assets. There are no pending legal proceedings to which the Separate Account is a party.

Financial Statements Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information. To receive a copy of the Statement of Additional Information containing such financial statements, or for any other contract-related inquiries, call 1-888-455-2232.

Deductions

We will make the following deductions:

1. Deductions from Purchase Payments:

Front-Load Contract

We deduct a sales load from all Purchase Payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on the cumulative amounts we have received and the rates in the table below:

Cumulative Purchase Payments Paid Under the Contract	Rate
First $150,000	4.5%
Next $350,000	3.0%
Next $500,000	1.0%
Balance over $1,000,000	0.5%

Simplified-Load Contract

We deduct an installation fee in the amount of $750 from the first purchase payment we receive. Alternatively, you may pay the fee separately when you submit the application for the Contract. The installation fee covers the non-recurring expenses of processing the application and issuing the Contract.

2. Annual Mortality Rate and Expense Guarantee Charge. The Net Investment Factor (see “Net Investment Factor”) we use in determining the value of Accumulation and Annuity Units reflects a charge on each Valuation Date for mortality and expense risks we have assumed. For the front-load Contract the charge on an annual basis is 0.65% of the current value of the net assets of the Account. For the simplified-load Contract the charge on an annual basis is 1.25% of the net assets. We may increase this charge to a maximum of 1.00% for the front-load Contract and 1.50% for the simplified-load Contract. After the fifth Contract year we may amend the maximum. (See “Amendments and Termination.”)

The mortality risk is that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. The expense risk is that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract.

The Net Investment Factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “Substitution and Change,” and the deduction of any applicable taxes. Applicable taxes could include any tax liability we have paid or reserved for resulting from the maintenance or operation of a division of the Account. We do not presently anticipate that any deduction will be made for federal income taxes (see “Federal Income Taxes”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the Net Investment Factor for such Contracts.

3. Administration Fee. We may terminate a Contract on 60 days’ written notice after it has been in force for one year if the total Contract value (including any amounts held on a fixed basis) is less than the minimum Contract value of $25,000. In lieu of terminating the Contract, we may charge an administration fee of $150 annually on the Contract anniversary.

4. Premium Taxes. The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

5. Expenses for the Portfolios and Funds. The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc., the Fidelity® VIP Mid Cap Portfolio, and the Russell Investment Funds.

6. Withdrawal Charges and Our Distribution Expenses. The amount of withdrawal charges we collect from the Back Load Contracts as a group will depend on the volume and timing of withdrawal transactions. We are unable to determine in advance whether this amount will be greater or less than the distribution expenses we incur in connection with those Contracts, but based on the information presently available we believe it is more likely than not that distribution expenses we incur will be greater than the withdrawal charges we receive. We bear this risk for the duration of the Contracts. We will pay any excess of distribution expenses over withdrawal charges from our general assets. These assets may include proceeds from the charge for mortality rate and expense risks described above.

Federal Income Taxes

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event we should issue Contracts pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

Contribution Limits

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the contribution limits and withdrawal and portability restrictions of tax qualified plans. These changes are reflected below. Although the Act generally became effective on January 1, 2002, many provisions are phased in over a ten-year period. Also all of these changes will sunset (be repealed) in 2011, unless extended or made permanent.

Any employer, including a self-employed person, can establish a plan under Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $44,000 or 100% of compensation or earned income (up to $220,000, indexed for 2006). The employer’s deduction for contributions is limited to 25% of eligible payroll.

Salary reduction contributions made under a cash or deferred arrangement (401(k) plan) are limited to $15,000 in 2006 and indexed thereafter. This annual dollar limit applies to the aggregate of all “elective deferrals” to all tax-favored plans of the employee. Employees who are age 50 or over may also make a catch up contribution of $5,000 for 2006, indexed thereafter.

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, “top heavy” rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

Taxation of Contract Benefits

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as Annuity Payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each Annuity Payment which represents the ratio of the employee’s “investment in the contract” to the employee’s “expected return” as defined in Section 72, until the entire “investment in the contract” is recovered.

Benefits paid in a form other than Annuity Payments will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a pro rata return of the employee’s “investment in the contract.” Benefits received as a “lump sum distribution” by individuals born before January 1, 1936 may be eligible for a separate tax averaging calculation. With certain limited exceptions, all benefits are subject to tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59 1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee, are paid on account of early retirement after age 55, or unless payments are made for medical expenses in excess of 7.5% of the employee’s Adjusted Gross Income.

A loan from the Plan to an employee may be taxable as ordinary income depending on the amount and terms of the loan.

Benefit payments will be subject to mandatory 20% withholding unless payments are rolled over directly to a traditional IRA or “eligible employer plan” that accepts rollovers. An “eligible employer plan” includes a tax-qualified plan, an individual retirement arrangement, a tax-deferred annuity, or a governmental Section 457 plan. Exceptions apply if benefits are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee’s beneficiary) or over a period of 10 years or more, are “required minimum distributions,” or are due to hardship.

Minimum Distribution Requirements As a general rule, the Plan is required to make certain required distributions to the employee during the employee’s life and to the employee’s beneficiary following the employee’s death. A 50% penalty tax may be imposed on payments to the extent they are less than these required minimum amounts.

The Plan must make the first required distribution by the “required beginning date” and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made according to the Uniform Lifetime Table provided in IRS regulations, which calculates life expectancy of the employee and an assumed beneficiary who is ten years younger. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70 1/2 or, if the employee is not a “5% owner” of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of two main rules: (1) the life expectancy rule, or (2) the five year rule.

(1) Life Expectancy Rule: A beneficiary may take distributions based on the beneficiary’s life or life expectancy. Generally, distributions must commence by December 31 of the year following the year of the Owner’s death. (See below for exception for spouse beneficiary.)

(2) Five Year Rule: If the Owner dies before the required beginning date, a beneficiary may elect to withdraw the entire account balance over five years, completing distribution no later than December 31 of the year containing the fifth anniversary of the Owner’s death.

Spousal Exceptions: If the employee’s spouse elects the life expectancy rule, distributions do not need to begin until December 31 of the year of the employee’s death or, if later, by the end of the year the employee would have attained age 70 1/2. Alternatively, the spouse may roll over the Contract into an IRA owned by the spouse or to any other plan in which the spouse participates that accepts rollovers. The spouse may then defer distributions until the spouse’s own required beginning date.

The rules governing plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations. You should consult qualified tax counsel before you adopt an HR-10 pension or profit-sharing plan or trust.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the divisions of the Account. We are currently making no charge. (See “Net Investment Factor” and “Deductions.”)

Contracts issued prior to January 1, 1992

For Contracts issued prior to January 1, 1992 the purchase payments are subject to a charge for sales expenses. This deduction is at the rate of 4.0% on the first $25,000; 2.0% on the next $75,000; 1.0% on the next $100,000; 0.4% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000 of cumulative purchase payments. For these Contracts, there is also an annual service fee charged on each anniversary, based on the value of Accumulation Units on the last Valuation Date of the Contract year, at the rate of 0.5% on the first $100,000; 0.4% on the next $100,000; 0.3% on the next $100,000; 0.2% on the next $200,000; and 0.1% on the balance over $500,000. The charge for mortality rate and expense risks may not exceed 0.25% of the Separate Account assets held for these Contracts (unless the Contracts are amended after the fifth Contract year), and we currently are making no charge for these risks. These Contracts contain no provisions for accumulation of funds on a fixed basis. (See “Appendix A—Accumulation Unit Values.”)

Table of Contents for Statement of Additional Informatio n

TO: The Northwestern Mutual Life Insurance Company

Investment Products & Services Department

Room W04SE

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for NML Variable Annuity Account C to:

Name

Address

City                                                                                   State                      Zip

APPENDIX A — Accumulation Unit Values

The tables on the following pages present the Accumulation Unit Values for in-force Contracts no longer offered for sale. The Contracts no longer offered for sale are different in certain material respects from Contracts offered currently.

Accumulation Unit Values

Contracts Issued After December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Front Load Version(c)
Accumulation Unit Value		$2.375	$2.013	$1.522	$1.878	$1.965	$1.853	—	—	—
Number of Units Outstanding		129,562	180,958	196,887	267,151	326,150	73,643	—	—	—
Simplified Load Version(c)
Accumulation Unit Value		$2.296	$1.957	$1.489	$1.848	$1.945	$1.846	—	—	—
Number of Units Outstanding		546,475	846,804	752,922	1,067,072	1,197,387	360,069	—	—	—
T. Rowe Price Small Cap Value Division
Front Load Version(b)
Accumulation Unit Value		$1.582	$1.278	$.952	$1.015	—	—	—	—	—
Number of Units Outstanding		181,718	154,573	107,346	6,843	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value		$1.550	$1.260	$.944	$1.012	—	—	—	—	—
Number of Units Outstanding		485,404	427,709	319,123	140,648	—	—	—	—	—
Aggressive Growth Stock Division
Front Load Version
Accumulation Unit Value		$3.318	$2.924	$2.360	$3.013	$3.785	$3.588	$2.512	$2.350	$2.078
Number of Units Outstanding		713,073	784,337	971,915	1,500,880	2,114,652	2,776,961	2,921,309	3,169,006	3,197,341
Simplified Load Version
Accumulation Unit Value		$4.871	$4.319	$3.507	$4.504	$5.692	$5.428	$3.822	$3.598	$3.200
Number of Units Outstanding		1,159,746	1,741,788	2,894,768	5,014,536	6,384,710	6,707,103	8,671,088	8,989,193	7,872,553
International Growth Division
Front Load Version(b)
Accumulation Unit Value		$1.313	$1.087	$.787	$.904	—	—	—	—	—
Number of Units Outstanding		119,051	26,435	6,864	—	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value		$1.286	$1.071	$.780	$.901	—	—	—	—	—
Number of Units Outstanding		143,987	92,224	50,699	24,665	—	—	—	—	—
Franklin Templeton International Equity Division
Front Load Version
Accumulation Unit Value		$2.734	$2.306	$1.653	$2.014	$2.357	$2.391	$1.958	$1.881	$1.686
Number of Units Outstanding		503,609	501,464	533,156	1,089,643	1,653,777	2,301,771	2,807,888	3,021,349	2,709,249
Simplified Load Version
Accumulation Unit Value		$2.550	$2.163	$1.560	$1.912	$2.251	$2.298	$1.893	$1.829	$1.649
Number of Units Outstanding		1,293,726	1,711,888	2,177,641	3,669,875	4,672,038	5,480,221	6,652,248	7,247,144	5,703,032
AllianceBernstein Mid Cap Value Division
Front Load Version(a)
Accumulation Unit Value		$1.563	$1.326	—	—	—	—	—	—	—
Number of Units Outstanding		172,144	161,167	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value		$1.548	$1.321	—	—	—	—	—	—	—
Number of Units Outstanding		71,832	10,599	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

18	Account C Prospectus

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 400 Stock Division
Front Load Version(c)
Accumulation Unit Value		$1.699	$1.471	$1.096	$1.291	$1.308	$1.123	—	—	—
Number of Units Outstanding		242,833	269,730	336,737	301,024	295,347	13,563	—	—	—
Simplified Load Version(c)
Accumulation Unit Value		$1.642	$1.430	$1.072	$1.271	$1.295	$1.119	—	—	—
Number of Units Outstanding		875,773	945,378	994,007	1,182,483	775,791	398,635	—	—	—
Janus Capital Appreciation Division
Front Load Version(a)
Accumulation Unit Value		$1.419	$1.194	—	—	—	—	—	—	—
Number of Units Outstanding		182,409	167,109	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value		$1.405	$1.189	—	—	—	—	—	—	—
Number of Units Outstanding		114,911	28,355	—	—	—	—	—	—	—
Growth Stock Division
Front Load Version
Accumulation Unit Value		$2.535	$2.392	$2.024	$2.574	$3.020	$3.117	$2.561	$2.035	$1.577
Number of Units Outstanding		419,729	411,966	413,788	557,646	814,788	995,796	845,190	710,110	587,482
Simplified Load Version
Accumulation Unit Value		$2.378	$2.258	$1.922	$2.458	$2.902	$3.013	$2.491	$1.991	$1.552
Number of Units Outstanding		1,096,533	1,680,980	1,981,939	2,896,593	3,220,718	3,646,722	3,373,983	2,159,985	1,742,522
Large Cap Core Stock Division
Front Load Version
Accumulation Unit Value		$2.093	$1.948	$1.580	$2.215	$2.417	$2.615	$2.449	$2.002	$1.550
Number of Units Outstanding		309,072	350,345	572,493	1,012,918	1,319,721	1,704,699	2,452,149	1,970,478	1,357,354
Simplified Load Version
Accumulation Unit Value		$1.963	$1.838	$1.580	$2.116	$2.323	$2.528	$2.382	$1.959	$1.525
Number of Units Outstanding		938,261	1,558,230	2,469,396	3,691,394	4,329,641	5,912,799	5,876,089	4,547,004	2,769,823
Capital Guardian Domestic Equity Division
Front Load Version(b)
Accumulation Unit Value		$1.183	$1.019	$.763	$.975	—	—	—	—	—
Number of Units Outstanding		330,668	342,349	152,654	65,910	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value		$1.159	$1.005	$.757	$.973	—	—	—	—	—
Number of Units Outstanding		1,017,404	756,546	532,023	118,930	—	—	—	—	—
T. Rowe Price Equity Income Division
Front Load Version(a)
Accumulation Unit Value		$1.408	$1.231	—	—	—	—	—	—	—
Number of Units Outstanding		23,101	82,737	—	—	—	—	—	—	—
Simplified Load Version(a)
Accumulation Unit Value		$1.394	$1.226	—	—	—	—	—	—	—
Number of Units Outstanding		161,142	33,719	—	—	—	—	—	—	—

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Index 500 Stock Division
Front Load Version
Accumulation Unit Value		$3.396	$3.088	$2.420	$3.126	$3.570	$3.938	$3.279	$2.564	$1.937
Number of Units Outstanding		1,052,555	1,249,807	1,590,204	1,894,641	2,724,196	4,131,824	4,231,423	3,966,706	3,880,961
Simplified Load Version
Accumulation Unit Value		$4.116	$3.765	$2.968	$3.857	$4.432	$4.919	$4.119	$3.240	$2.463
Number of Units Outstanding		2,018,372	2,387,879	3,721,837	6,661,517	8,286,039	9,809,484	10,493,642	9,442,314	8,015,553
Asset Allocation Division
Front Load Version(b)
Accumulation Unit Value		$1.140	$1.043	$.870	$.976	—	—	—	—	—
Number of Units Outstanding		57,490	136,518	49,074	5,135	—	—	—	—	—
Simplified Load Version(b)
Accumulation Unit Value		$1.117	$1.028	$.863	$.974	—	—	—	—	—
Number of Units Outstanding		859,771	613,016	1,295,448	10,584	—	—	—	—	—
Balanced Division
Front Load Version
Accumulation Unit Value		$2.776	$2.590	$2.210	$2.405	$2.500	$2.520	$2.281	$1.931	$1.600
Number of Units Outstanding		1,519,731	1,571,650	2,482,208	3,593,854	4,447,958	6,183,051	6,324,558	6,187,478	5,934,240
Simplified Load Version
Accumulation Unit Value		$7.990	$7.499	$6.435	$7.047	$7.368	$7.473	$6.805	$5.796	$4.830
Number of Units Outstanding		1,795,832	2,313,421	2,851,167	4,313,580	5,215,778	6,319,468	7,165,398	6,839,439	5,971,232
High Yield Bond Division
Front Load Version
Accumulation Unit Value		$2.155	$1.924	$1.500	$1.555	$1.490	$1.572	$1.590	$1.630	$1.416
Number of Units Outstanding		156,076	176,767	128,545	148,103	166,175	409,857	441,272	423,726	275,323
Simplified Load Version
Accumulation Unit Value		$2.022	$1.815	$1.424	$1.485	$1.432	$1.520	$1.546	$1.595	$1.394
Number of Units Outstanding		561,947	628,859	626,041	967,459	1,125,550	1,556,400	1,917,813	1,219,819	626,090
Select Bond Division
Front Load Version
Accumulation Unit Value		$2.273	$2.184	$2.084	$1.872	$1.707	$1.559	$1.585	$1.490	$1.370
Number of Units Outstanding		523,858	507,686	518,978	572,892	736,742	2,264,883	2,718,375	2,574,248	2,676,832
Simplified Load Version
Accumulation Unit Value		$9.902	$9.572	$9.188	$8.300	$7.615	$6.996	$7.157	$6.768	$6.261
Number of Units Outstanding		452,984	630,990	717,143	892,114	895,503	1,068,272	1,231,485	1,034,899	966,414
Money Market Division
Front Load Version
Accumulation Unit Value		$1.525	$1.513	$1.504	$1.490	$1.443	$1.366	$1.308	$1.249	$1.192
Number of Units Outstanding		511,877	790,404	2,092,096	926,739	640,788	1,879,181	1,905,815	1,710,473	2,829,669
Back Load Version
Accumulation Unit Value		$2.739	$2.734	$2.735	$2.724	$2.655	$2.529	$2.436	$2.340	$2.246
Number of Units Outstanding		1,181,420	1,742,199	2,737,901	4,816,439	3,715,872	6,539,184	6,483,460	5,844,682	3,818,067

(b)	The initial investment was made on July 31, 2001.

Accumulation Unit Values

Contracts Issued After December 31, 1991 (continued)

Fidelity® VIP Mid Cap Portfolio

	December 31
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Front Load Version(a)
Accumulation Unit Value		$1.735	$1.401
Number of Units Outstanding		18,068	178,585
Simplified Load Version(a)
Accumulation Unit Value		$1.717	$1.395
Number of Units Outstanding		175,435	90,166

(a)	The initial investment was made on May 1, 2003.

Russell Investment Funds

	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Front Load Version(c)
Accumulation Unit Value		$.848	$.778	$.607	$.796	$.934	$1.071
Number of Units Outstanding		1,055,284	442,572	415,010	476,113	381,014	297,016
Simplified Load Version(c)
Accumulation Unit Value		$.820	$.756	$.594	$.783	$.925	$1.067
Number of Units Outstanding		856,496	716,891	753,322	1,055,871	1,254,417	1,126,401
Aggressive Equity Division
Front Load Version(c)
Accumulation Unit Value		$1.402	$1.230	$.850	$1.057	$1.090	$1.104
Number of Units Outstanding		148,157	127,132	134,602	173,179	139,940	79,144
Simplified Load Version(c)
Accumulation Unit Value		$1.355	$1.196	$.832	$1.040	$1.079	$1.100
Number of Units Outstanding		565,148	621,297	486,635	497,305	444,666	230,607
Non-U.S. Division
Front Load Version(c)
Accumulation Unit Value		$1.123	$.955	$.693	$.822	$1.061	$1.248
Number of Units Outstanding		708,720	505,332	171,093	204,848	207,716	151,721
Simplified Load Version(c)
Accumulation Unit Value		$1.085	$.929	$.678	$.809	$1.050	$1.243
Number of Units Outstanding		566,259	687,876	572,955	592,423	540,064	297,512
Core Bond Division
Front Load Version(c)
Accumulation Unit Value		$1.365	$1.313	$1.245	$1.151	$1.079	$.987
Number of Units Outstanding		616,569	388,451	335,742	337,317	259,803	239,265
Simplified Load Version(c)
Accumulation Unit Value		$1.319	$1.277	$1.218	$1.133	$1.068	$.983
Number of Units Outstanding		417,466	290,408	317,067	357,837	192,428	150,425
Real Estate Securities Division
Front Load Version(c)
Accumulation Unit Value		$2.356	$1.758	$1.290	$1.251	$1.167	$.923
Number of Units Outstanding		271,346	282,106	192,940	179,970	69,412	36,624
Simplified Load Version(c)
Accumulation Unit Value		$2.277	$1.710	$1.262	$1.231	$1.156	$.920
Number of Units Outstanding		696,471	607,979	664,333	423,962	263,698	36,814

(c)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991

Northwestern Mutual Series Fund, Inc.

	December 31
	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
Small Cap Growth Stock Division
Accumulation Unit Value(c)		$24.646	$20.746	$15.591	$19.113	$19.860	$18.611	—	—	—
Number of Units Outstanding		1,175,633	1,079,618	991,906	973,886	859,005	7,543	—	—	—
T. Rowe Price Small Cap Value Division
Accumulation Unit Value(b)		$16.176	$12.985	$9.608	$10.176	—	—	—	—	—
Number of Units Outstanding		14,044	6,893	5,266	1,494	—	—	—	—	—
Aggressive Growth Stock Division
Accumulation Unit Value		$54.747	$47.933	$38.441	$48.753	$60.845	$57.304	$39.854	$37.055	$32.543
Number of Units Outstanding		1,379,736	1,443,703	1,538,419	1,743,958	1,855,202	1,627,058	1,801,179	1,935,434	1,944,411
International Growth Division
Accumulation Unit Value(b)		$13.422	$11.039	$7.942	$9.060	—	—	—	—	—
Number of Units Outstanding		8,451	1,686	1,686	1,695	—	—	—	—	—
Franklin Templeton International Equity Division
Accumulation Unit Value		$2.950	$2.472	$1.760	$2.131	$2.477	$2.497	$2.032	$1.938	$1.726
Number of Units Outstanding		18,695,952	17,397,512	17,429,828	18,588,012	20,581,224	18,571,580	20,139,790	23,069,550	20,439,570
AllianceBernstein Mid Cap Value Division
Accumulation Unit Value(a)		$15.801	$13.316	—	—	—	—	—	—	—
Number of Units Outstanding		370	100	—	—	—	—	—	—	—
Index 400 Stock Division
Accumulation Unit Value(c)		$17.625	$15.159	$11.228	$13.138	$13.225	$11.283	—	—	—
Number of Units Outstanding		1,466,700	1,229,196	1,164,280	1,136,905	756,727	1,071	—	—	—
Janus Capital Appreciation Division
Accumulation Unit Value(a)		$14.349	$11.990	—	—	—	—	—	—	—
Number of Units Outstanding		99	100	—	—	—	—	—	—	—
Growth Stock Division
Accumulation Unit Value		$27.171	$25.472	$21.415	$27.050	$31.532	$32.337	$26.399	$20.837	$16.047
Number of Units Outstanding		804,408	807,600	821,207	902,782	978,007	792,443	651,556	482,897	378,236
Large Cap Core Stock Division
Accumulation Unit Value		$22.430	$20.738	$16.717	$23.282	$25.244	$27.135	$25.246	$20.502	$15,767
Number of Units Outstanding		689,706	637,111	551,741	659,955	650,867	798,291	801,964	711,558	424,144
Capital Guardian Domestic Equity Division
Accumulation Unit Value(b)		$12.099	$10.354	$7.703	$9.781	—	—	—	—	—
Number of Units Outstanding		8,735	12,164	8,306	3,123	—	—	—	—	—
T. Rowe Price Equity Income Division
Accumulation Unit Value(a)		$14.238	$12.364	—	—	—	—	—	—	—
Number of Units Outstanding		2,390	100	—	—	—	—	—	—	—
Index 500 Stock Division
Accumulation Unit Value		$50.112	$45.269	$35.246	$45.229	$51.326	$56.250	$46.522	$36.142	$27.134
Number of Units Outstanding		1,651,992	1,688,506	1,782,370	2,198,576	2,433,768	2,756,358	2,699,180	2,558,205	2,386,284
Asset Allocation Division
Accumulation Unit Value(b)		$11.660	$10.598	$8.786	$9.790	—	—	—	—	—
Number of Units Outstanding		42,757	29,369	19,667	3,116	—	—	—	—	—
Balanced Division
Accumulation Unit Value		$107.556	$99.687	$84.486	$91.373	$94.345	$94.505	$84.987	$71.491	$58.832
Number of Units Outstanding		533,645	557,314	663,996	814,042	872,761	1,066,998	1,211,837	1,341,930	1,489,658
High Yield Bond Division
Accumulation Unit Value		$23.097	$20.483	$15.871	$16.344	$15.561	$16.310	$16.385	$16.693	$14.409
Number of Units Outstanding		224,928	229,901	175,605	176,992	151,658	205,407	301,661	235,585	119,423
Select Bond Division
Accumulation Unit Value		$134.012	$127.940	$121.280	$108.200	$98.036	$88.954	$89.873	$83.939	$76.682
Number of Units Outstanding		80,822	87,781	92,149	81,426	59,889	72,428	84,033	85,036	97,868
Money Market Division
Accumulation Unit Value		$35.049	$34.554	$34.133	$33.577	$32.312	$30.400	$28.924	$27.435	$26.011
Number of Units Outstanding		2,132	5,951	9,707	13,868	33,652	7,939	45,209	38,584	57,013

(a)	The initial investment was made on May 1, 2003.

(b)	The initial investment was made on July 31, 2001.

(c)	The initial investment was made on April 30, 1999.

Accumulation Unit Values

Contracts Issued Between April 30, 1984 and December 31, 1991 (continued)

Fidelity® VIP Mid Cap Portfolio

	December
	2005	2004	2003
Fidelity® VIP Mid Cap Division
Accumulation Unit Value(a)		$17.535	$14.067
Number of Units Outstanding		4,283	100

(a)	The initial investment was made on May 1, 2003.

Russell Investment Funds

	December 31
	2005	2004	2003	2002	2001	2000	1999
Multi-Style Equity Division
Accumulation Unit Value(c)		$8.803	$8.017	$6.221	$8.099	$9.441	$10.760
Number of Units Outstanding		24,338	25,067	8,210	24,279	24,295	17,246
Aggressive Equity Division
Accumulation Unit Value(c)		$14.545	$12.678	$8.708	$10.758	$11.018	$11.091
Number of Units Outstanding		557	907	918	927	939	950
Non-U.S. Division
Accumulation Unit Value(c)		$11.650	$9.848	$7.096	$8.363	$10.725	$12.534
Number of Units Outstanding		1,535	2,804	2.877	2,905	2,822	—
Core Bond Division
Accumulation Unit Value(c)		$14.163	$13.532	$12.749	$11.713	$10.906	$9.914
Number of Units Outstanding		174	1,053	—	—	—	—
Real Estate Securities Division
Accumulation Unit Value(c)		$24.444	$18.124	$13.209	$12.725	$11.800	$9.274
Number of Units Outstanding		1,080,457	743,392	640,470	459,992	191,981	3,723

(c)	The initial investment was made on April 30, 1999.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

GROUP COMBINATION ANNUITY

A group combination Annuity Contract (the “Contract”) to provide retirement annuity benefits for self-employed persons and their eligible employees. Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may Continue to be made under in-force Contracts.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”)is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Investment Products and Services Department, Room W04SE, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 888-455-2232, or visiting the website www.nmfn.com.

GENERAL INFORMATIO N

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity Contracts offered by the Company.

DISTRIBUTION OF THE CONTRACT S

Although the Contract is no longer offered for sale to retirement plans of self-employed persons, subsequent Purchase Payments may continue to be made under in-force Contracts, either directly to the Company or through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”).

NMIS is considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of Contracts to corporate pension plans, during each of the last three years. All of these amounts were retained by NMIS.

Year	Amount
2005	$	_________
2004		$72,137
2003		$87,976

DETERMINATION OF ANNUITY PAYMENT S

The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Payment Plans,” including “Description of Payment Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; “Net Investment Factor”; and “Deductions.”

Amount of Annuity Payment s The amount of the first annuity payment will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division. The payments from each Division are determined by multiplying the applicable monthly variable annuity payment rate by the benefits allocated to the Division under the variable Payment Plan. (See “Illustrations of Variable Annuity Payments”.) Payment rate tables are set forth in the Contracts. Annuity payment rates currently in use by Northwestern Mutual are based on the 1983 Table a with Projection Scale G.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division. The payments from each Division are determined by multiplying the number of Annuity Units credited to the Annuitant in the Division by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Valu e The value of an Annuity Unit for each Division was arbitrarily established as of the date on which the operations of the Division began. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the annuity rate and expense guarantee charge.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the mortality rate tables.

If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

Illustrations of Variable Annuity Payment s To illustrate the manner in which variable annuity payments are determined consider this example. Item (2) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus).

(1)	Value of Annuitant’s retirement benefit allocated to Balanced	$50,000
(2)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$5.00
(3)	Amount of first payment from Balanced Division (1) x (2) divided by $1,000.	$250.00
(4)	Assumed Value of Annuity Unit in Balanced Division on effective date of payment plan.	$1.500000
(5)	Number of Annuity Units credited in Balanced Division, (3) divided by (4)	166.67

The $50,000 value on the effective date of the payment plan provides a first payment from the Balanced Division of $250.00, and payments thereafter of the varying dollar value of 166.67 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 166.67 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 166.67 multiplied by $1.501000, or $250.17.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month (see “Net Investment Factor”) was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 166.67 X $1.499000, or $249.84.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

TRANSFERABILITY RESTRICTION S

Ownership of a Contract may be transferred subject to the terms of the Plan or Trust. The transferee, or its fiduciary representative, must acknowledge in writing that the new Owner is a tax-qualified pension or profit-sharing plan. Written proof of transfer satisfactory to Northwestern Mutual must be received at the Home Office of Northwestern Mutual. The transfer will take effect on the date the proof of the transfer is signed. Ownership of a Contract may not be assigned without the consent of Northwestern Mutual. Northwestern Mutual will not be responsible for the validity or effect of the assignment or for any payment or other action taken by Northwestern Mutual before Northwestern Mutual consents to the assignment.

PERFORMANCE DAT A

Standardized performance data in advertisements will show the average annual total return for each Division of the Account, according to the following formula prescribed by the Securities and Exchange Commission:

P(1 + T)[n] = ERV

Where:
P =	a hypothetical initial payment of $1000
T =	average annual total return
n =	number of years
ERV =	ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof)

Average annual total return is the annual compounded rate of return that would have produced the ending surrender value under a Contract if the owner had invested in a specified Division over the stated period and investment performance had remained constant throughout the period. The calculation assumes a single $1,000 purchase payment made at the beginning of the period and surrender of the Contract at the end of the period. It reflects a deduction for all Account, Fund and Contract level charges, including the 4.5% initial sales load for the Front Load Contract and an installation fee in the amount of $750 for the Simplified Load Contract. For the Front Load Contract the data will assume a minimum initial purchase payment of $10,000 and the amounts will be divided by 10 to conform the presentation to the $1,000 purchase payment assumption required by the prescribed formula.

The following table shows the standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	______	______	—	______
T. Rowe Price Small Cap Value	______	______	—	______
Aggressive Growth Stock	______	______	______	—
International Growth	______	______	—	______
Franklin Templeton International Equity	______	______	______	—
AllianceBernstein Mid Cap Value	______	—	—	______
Index 400 Stock	______	______	—	______
Janus Capital Appreciation	______	—	—	______
Growth Stock	______	______	______	—
Large Cap Core Stock	______	______	______	—
Capital Guardian Domestic Equity	______	______	—	______
T. Rowe Price Equity Income	______	—	—	______
Index 500 Stock	______	______	______	—
Asset Allocation	______	______	—	______
Balanced	______	______	______	—
High Yield Bond	______	______	______	—
Select Bond	______	______	______	—
Money Market	______	______	______	—
Fidelity® VIP Mid Cap Portfolio	______	—	—	______
Russell Investment Funds
Multi-Style Equity	______	______	—	______
Aggressive Equity	______	______	—	______
Non-U.S.	______	______	—	______
Core Bond	______	______	—	______
Real Estate Securities	______	______	—	______

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

SIMPLIFIED LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock	______	______	—	______
T. Rowe Price Small Cap Value	______	______	—	______
Aggressive Growth Stock	______	______	______	—
International Growth	______	______	—	______
Franklin Templeton International Equity	______	______	______	—
AllianceBernstein Mid Cap Value	______	—	—	______
Index 400 Stock	______	______	—	______
Janus Capital Appreciation	______	—	—	______
Growth Stock	______	______	______	—
Large Cap Core Stock	______	______	______	—
Capital Guardian Domestic Equity	______	______	—	______
T. Rowe Price Equity Income	______	—	—	______
Index 500 Stock	______	______	______	—
Asset Allocation	______	______	—	______
Balanced	______	______	______	—
High Yield Bond	______	______	______	—
Select Bond	______	______	______	—
Money Market	______	______	______	—
Fidelity® VIP Mid Cap Portfolio	______	—	—	______
Russell Investment Funds
Multi-Style Equity	______	______	—	______
Aggressive Equity	______	______	—	______
Non-U.S.	______	______	—	______
Core Bond	______	______	—	______
Real Estate Securities	______	______	—	______

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Non-standardized performance data are calculated on the same basis as the standardized total return data, except that the 4.5% initial sales load for the Front Load Contract is not reflected and it is assumed that the Back Load Contract remains in force at the end of the period. The annual Contract fee of $30 is also not reflected.

The following table shows the non-standardized average annual total return data for each Division of the Account for the period ended December 31, 2005:

FRONT LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	______	______	—	______
T. Rowe Price Small Cap Value	______	______	—	______
Aggressive Growth Stock	______	______	______	—
International Growth	______	______	—	______
Franklin Templeton International Equity	______	______	______	—
AllianceBernstein Mid Cap Value	______	—	—	______
Index 400 Stock	______	______	—	______
Janus Capital Appreciation	______	—	—	______
Growth Stock	______	______	______	—
Large Cap Core Stock	______	______	______	—
Capital Guardian Domestic Equity	______	______	—	______
T. Rowe Price Equity Income	______	—	—	______
Index 500 Stock	______	______	______	—
Asset Allocation	______	______	—	______
Balanced	______	______	______	—
High Yield Bond	______	______	______	—
Select Bond	______	______	______	—
Money Market	______	______	______	—
Fidelity® VIP Mid Cap Portfolio	______	—	—	______
Russell Investment Funds
Multi-Style Equity	______	______	—	______
Aggressive Equity	______	______	—	______
Non-U.S.	______	______	—	______
Core Bond	______	______	—	______
Real Estate Securities	______	______	—	______

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

SIMPLIFIED LOAD CONTRACT

Division	1-Year	5-Year	10-Year	Inception(a)
Northwestern Mutual Series Fund, Inc.
Small Cap Growth Stock	______	______	—	______
T. Rowe Price Small Cap Value	______	______	—	______
Aggressive Growth Stock	______	______	______	—
International Growth	______	______	—	______
Franklin Templeton International Equity	______	______	______	—
AllianceBernstein Mid Cap Value	______	—	—	______
Index 400 Stock	______	______	—	______
Janus Capital Appreciation	______	—	—	______
Growth Stock	______	______	______	—
Large Cap Core Stock	______	______	______	—
Capital Guardian Domestic Equity	______	______	—	______
T. Rowe Price Equity Income	______	—	—	______
Index 500 Stock	______	______	______	—
Asset Allocation	______	______	—	______
Balanced	______	______	______	—
High Yield Bond	______	______	______	—
Select Bond	______	______	______	—
Money Market	______	______	______	—
Fidelity® VIP Mid Cap Portfolio	______	—	______	______
Russell Investment Funds
Multi-Style Equity	______	______	—	______
Aggressive Equity	______	______	—	______
Non-U.S.	______	______	—	______
Core Bond	______	______	—	______
Real Estate Securities	______	______	—	______

(a)	Small Cap Growth Division, Index 400 Stock Division and the Russell Investment Funds began April 1999; T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation Divisions began July 2001; AllianceBernstein Mid Cap Value, Janus Capital Appreciation, T. Rowe Price Equity Income and Fidelity® VIP Mid Cap Divisions began May, 2003.

Advertisements with performance data may compare the average annualized total return figures for one or more of the Divisions to (1) the Standard & Poor’s 500 Composite Stock Price Index, Wilshire Index, 1750 Index, EAFE Index, Merrill Lynch Domestic Master Index, Lehman Brothers High Yield Intermediate Market Index or other indices measuring performance of a relevant group of securities; (2) other variable annuity separate account tracked by Lipper Analytical Services or other ratings services; or (3) the Consumer Price Index.

EXPERT S

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP that have been included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

Page F-1 t hrough F-              are reserved for

the December 31, 2005 Financial Statements

of NML Variable Annuity Account C

and the December 31, 2005 Consolidated Financial

Statements of The Northwestern

Mutual Life Insurance Company

F-1

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements (to be filed upon amendment)

(1) NML Variable Annuity Account C

Included in the Statement of Additional Information are:

Statement of Assets and Liabilities as of the end of the most recent fiscal year

Statement of Operations for each of the two most recent fiscal years

Statement of Changes in Equity for each of the two most recent fiscal years

Financial Highlights for each of the four most recent fiscal years

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

(2) The Northwestern Mutual Life Insurance Company

Included in the Statement of Additional Information are:

Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years

Consolidated Statement of Operations for each of the three most recent fiscal years

Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years

Consolidated Statement of Cash Flows for each of the most recent three fiscal years

Notes to Consolidated Statutory Financial Statements

Report of Independent Registered Public Accounting Firm

(b) Exhibits

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To

(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Financial Representative Variable Annuity Contract	Filed herewith

(b)(1)(b)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(1)(c)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company to use the Account to facilitate the issuance and maintenance of the Contracts and renaming the Account “NML Variable Annuity Account C”	Exhibit B(1)(b) to Form N-4 Post-Effective Amendment No. 20 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 25, 2000

(b)(4)(a)(1)	Form of Group Combination Annuity Contract, NVP.1C.(0594), including Amended Application form (sex neutral)	Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001

(b)(4)(a)(2)	Simplified Load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Filed herewith

(b)(5)	Form of Application (0594)	Exhibit B(5) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, filed on May 31, 2001

(b)(6)(a)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective Amendment No. 16 for NML Variable Annuity Account C, File No. 2-89905-01, filed on April 26, 1996

(b)(6)(b)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective Amendment No. 24 for NML Variable Annuity Account C, File No. 2-89905-01, filed on February 28, 2003

(b)(8)(a)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(b)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(8)(c)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005

(b)(10)	Consent of PricewaterhouseCoopers LLP	To be filed upon amendment

Item 25.	Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES – As of February 16, 2006

Name	Business Address

Edward E. Barr	2050 Center Avenue Suite 567 Fort Lee, NJ 07024

John M. Bremer	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

Peter W. Bruce	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

Robert C. Buchanan	Fox Valley Corporation 100 West Lawrence Street (54911) P.O. Box 727 Appleton, WI (54912-0727)

George A. Dickerman	68 Normandy Road Longmeadow, MA 01106-1259

David J. Drury	Poblocki & Sons, LLC 922 South 70th Street Milwaukee, WI 53214

Connie K. Duckworth	ARZU 77 Stone Gate Lane Lake Forest, IL 60045

James D. Ericson	777 East Wisconsin Avenue Suite 3010 Milwaukee, WI 53202

David A. Erne	Reinhart Boener Van Deuren, sc 1000 North Water Street Suite 2100 Milwaukee, WI 53202

J. E. Gallegos	Gallegos Law Firm 460 St. Michaels Drive Building 300 Santa Fe, NM 87505

James P. Hackett	Steelcase, Inc. 901 – 44th Street Grand Rapids, MI 49508

Hans Helmerich	Helmerich & Payne, Inc. 1437 South Boulder Tulsa, OK 74119

Stephen F. Keller	101 South Las Palmas Avenue Los Angeles, CA 90004

Barbara A. King	Landscape Structures, Inc. Route 3 601-7th Street South Delano, MN 55328

Margery Kraus	APCO Worldwide 700 12th Street, NW, Suite 800 Washington, DC 20005

J. Thomas Lewis	228 St. Charles Avenue Suite 1024 New Orleans, LA 70130

Daniel F. McKeithan, Jr.	Tamarack Petroleum Company, Inc. 777 East Wisconsin Avenue Suite 1920 Milwaukee, WI 53202

Ulice Payne, Jr.	Addison-Clifton, L.L.C. 13555 Bishop’s Court Suite 245 Brookfield, WI 53005

H. Mason Sizemore, Jr.	2054 N.W. Blue Ridge Drive Seattle, WA 98177

Peter M. Sommerhauser	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, WI 53202-3590

John E. Steuri	52 River Ridge Road Little Rock, AR 72227-1518

John J. Stollenwerk	Allen-Edmonds Shoe Corporation 201 East Seven Hills Road P.O. Box 998 Port Washington, WI 53074-0998

Barry L. Williams	Williams Pacific Ventures, Inc. 4 Embarcadero Center, Suite 3700 San Francisco, CA 94111

Kathryn D. Wriston	c/o Shearman & Sterling 599 Lexington Avenue, Room 1064 New York, NY 10022

Edward J. Zore	The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue Milwaukee, WI 53202

EXECUTIVE OFFICERS – As of February 16, 2006

Name	Title

Edward J. Zore	President and Chief Executive Officer
John M. Bremer	Chief Operating Officer (Chief Compliance Officer)
Peter W. Bruce	Chief Insurance Officer
Deborah A. Beck	Executive Vice President (Planning and Technology)
William H. Beckley	Executive Vice President (Agencies)
Mason G. Ross	Executive Vice President & Chief Investment Officer
Mark G. Doll	Senior Vice President (Public Markets)
Christine H. Fiasca	Senior Vice President (Field Support & Systems)
Richard L. Hall	Senior Vice President (Life Product)
William C. Koenig	Senior Vice President & Chief Actuary
Jean M. Maier	Senior Vice President (Insurance Operations)
Meridee J. Maynard	Senior Vice President
Gregory C. Oberland	Senior Vice President & Chief Information Officer
Gary A. Poliner	Senior Vice President & Chief Financial Officer
Marcia Rimai	Senior Vice President (Business Integration Services) (Marketing)
Charles D. Robinson	Senior Vice President (Investment Products & Services)
John E. Schlifske	Senior Vice President (Investment Products & Services and Affiliates)
Leonard F. Stecklein	Senior Vice President (Investment Products & Services)
Robert J. Berdan	Vice President, General Counsel & Secretary
Michael G. Carter	Vice President (Field Compensation & Administration)
Steven T. Catlett	Vice President ( Investment Products)
Eric P. Christophersen	Vice President (Compliance/Best Practices)
David D. Clark	Vice President (Real Estate)
Gloster B. Current	Vice President (Policyowner Services)
Thomas E. Dyer	Vice President (Corporate Services)
John M. Grogan	Vice President (Disability Income)
John C. Kelly	Vice President & Controller
John L. Kordsmeier	Vice President (New Business)
Susan A. Lueger	Vice President (Human Resources)
Jeffrey J. Lueken	Vice President (Securities)
Raymond J. Manista	Vice President (Corporate Planning)
David W. Simbro	Vice President (Long Term Care)
Brenda F. Skelton	Vice President (Communications)
Calvin R. Schmidt	Vice President (Investment Product Operations)
J. Edward Tippetts	Vice President (Wealth Management)
Donald G. Tyler	Vice President (IPS Sales & Products)
Martha M. Valerio	Vice President (Information Systems)
Michael L. Youngman	Vice President (Government Relations)

OTHER OFFICERS – As of December 1, 2005

Name	Title

John Abbott	Director-Field Benefit Consultants
Carl Amick	VP-Risk Management Operations
Jason Anderson	Assistant Director Tax
Mark Backe	Asst. General Counsel & Asst. Secretary
Rebekah Barsch	Vice President Investment Product Lines
Blaise Beaulier	Director of Project Portfolio Management
Beth M. Berger	Asst. General Counsel & Asst. Secretary
Frederick W. Bessette	Asst. General Counsel & Asst. Secretary
Maryann Bialo	Asst. Director DI Benefit
Carrie Bleck	Director Policyowner Services
Melissa Bleidorn	Asst. General Counsel & Asst. Secretary
Sandra Botcher	Asst. General Counsel & Asst. Secretary
Anne Brower	Asst. General Counsel & Asst. Secretary
Michael S. Bula	Asst. General Counsel & Asst. Secretary
Gwen Canady	Director Corporate Reporting
Kurt Carbon	Director Life Lay Standards
Susan A. Cerbins	Asst. General Counsel & Asst. Secretary
Walt Chossek	Director-Finance
Tom Christianson	Director Advanced Business Services
Barbara Courtney	Director Mutual Fund Accounting
Dennis Darland	Asst. Director DI Benefit
Mark Diestelmeier	Asst. General Counsel & Asst. Secretary
Dave Dorshorst	Director Field Services and Support
John E. Dunn	Asst. General Counsel & Asst. Secretary
James R. Eben	Asst. General Counsel & Asst. Secretary
Cheryl Flanders	Compliance & QA Consultant
Carol Flemma	Director-IPS Bus Development/Comm
Don Forecki	Director Investment Operations
James C. Frasher	Asst. General Counsel & Asst. Secretary
John Garofani	Asst. General Counsel & Asst. Secretary
Sheila Gavin	Asst. General Counsel & Asst. Secretary
Don Gehrke	Director-Inv Client Services
Tim Gerend	Asst. General Counsel & Asst. Secretary
Wally Givler	Vice President Investment Accounting
Kevin M. Gleason	Asst. General Counsel & Asst. Secretary
Bob Gleeson	Vice President & Medical Director
C. Claibourne Greene	Asst. General Counsel & Asst. Secretary
Tom Guay	Vice President Underwriting Standards
Greg Gurlik	Director Long Term Care Product Development
Wayne Heidenreich	Medical Director
Gary Hewitt	Vice President & Treasurer
Patricia Hillmann	Director-Annuity Customer Service
Mark W. Humphrey	Director-Architecture Construction Environmental Services
Sharon A. Hyde	Asst. Director Disability Benefit
Elizabeth Idleman	Asst. General Counsel & Asst. Secretary

Todd Jones	Asst. Director- IPS Finance
David B. Kennedy	Asst. General Counsel & Asst. Secretary
Mollie Kenny	Regulatory Consultant
Don Kiefer	Vice President Actuary
James Koelbl	Asst. General Counsel & Asst. Secretary
Abim Kolawole	Asst. General Counsel & Asst. Secretary
Robert Kowalsky	Vice President & Chief Architect
Carol L. Kracht	Vice President, Deputy General Counsel & Investment Counsel
Pat Krueger	Director Annuity Customer Service
Todd Kuzminski	Director Investment Accounting
Donna Lemanczyk	Director-Investment Closing
Elizabeth Lentini	Asst. General Counsel & Asst. Secretary
Sally J. Lewis	Asst. General Counsel & Asst. Secretary
James Lodermeier	Senior Actuary
George R. Loxton	Asst. General Counsel & Asst. Secretary
Cindy Lubbert	Asst. Director-DI Underwriting
Dean Mabie	Asst. General Counsel & Asst. Secretary
Jon Magalska	Actuary
Steve Mannebach	Director Field Management Development
Anthony C. Marino	Asst. General Counsel & Asst. Secretary
Jeff Marks	Director Special Projects
Steve Martinie	Asst. General Counsel & Asst. Secretary
Ted Matchulat	Director Product Compliance
Allan McDonnell	Director-Order Entry Desk/Retail Svc
James L. McFarland	Asst. General Counsel & Asst. Secretary
Patrick McKeown	Investment Research Consultant
Larry S. Meihsner	Asst. General Counsel & Asst. Secretary
Bob Meilander	Vice President Corporate Actuary
Christopher Menting	Asst. General Counsel & Asst. Secretary
Richard E. Meyers	Asst. General Counsel & Asst. Secretary
Joanne Migliaccio	Director Field Services and Support
Michael Mihm	Asst. Director-IPS Field Consulting
Lynn Milewski	Director Annuity New Business
Daniel Moakley	Asst. General Counsel & Asst. Secretary
Jill Mocarski	Medical Director
Karen Molloy	Director Banking & Cash Management
Diane Moro-Goane	Director Marketing Materials Review
Scott J. Morris	Asst. General Counsel & Asst. Secretary
Jennifer W. Murphy	Asst. General Counsel & Asst. Secretary
Tim Nelson	Director Market Conduct
David K. Nelson	Asst. General Counsel & Asst. Secretary
Mary S. Nelson	Asst. General Counsel & Asst. Secretary
Jeffrey Niehaus	Director-Business Retirement Markets
Kathy Oman	Director-IPS Projects and Planning
Timothy Otto	Asst. General Counsel & Asst. Secretary
Art Panighetti	Vice President Tax
Randy M. Pavlick	Asst. General Counsel & Asst. Secretary
David W. Perez	Asst. General Counsel & Asst. Secretary
Judith L. Perkins	Asst. General Counsel & Asst. Secretary
Pete Peterson	Director Long Term Care Administration
William C. Pickering	Asst. General Counsel & Asst. Secretary
Nora M. Platt	Asst. General Counsel & Asst. Secretary
Harvey W. Pogoriler	Asst. General Counsel & Asst. Secretary

Randy Powell	Medical Director
Dave Remstad	Vice President Specialty Markets
Tom Richards	Vice President Agency Development
Dan Riedl	President NMIS
Kathleen M. Rivera	Vice President and Deputy General Counsel
Bethany Rodenhuis	Vice President Audit
Tammy Roou	Asst. General Counsel & Asst. Secretary
Matt Sauer	Director-IPS Compensation
Linda Schaefer	Director-Special Investigative Unit
Thomas F. Scheer	Asst. General Counsel & Asst. Secretary
Jane Ann Schiltz	Vice President Business Markets
Kathleen H. Schluter	Vice President & Tax Counsel
Sue Schmeidel	Director Field Development
Rodd Schneider	Asst. General Counsel & Asst. Secretary
Catherine L. Shaw	Asst. General Counsel & Asst. Secretary
Sherri Shickert	Director Policyowner Services
David Silber	Asst. General Counsel & Asst. Secretary
Stephen M. Silverman	Asst. General Counsel & Asst. Secretary
Mark W. Smith	Associate General Counsel & Asst. Secretary
Warren Smith	Assistant Director-Architecture
Diane Smith	Assistant Director Policyowner Services
Richard Snyder	Director-Mutual Fund Prod
Steve Sperka	Director DI Benefits
Karen Stevens	Asst. General Counsel & Asst. Secretary
Steve Stone	Director IS Finance
Brenda J. Stugelmeyer	Asst. General Counsel & Asst. Secretary
Cheryl Svehlek	Director-Administration
Rachel Taknint	Vice President, Department Planning and Operations & Associate General Counsel
Paul Tews	Director Investment Planning
Kellen Thiel	Director-Managed Products
Derek Tyus	Director of Strategic Analysis & Planning
Mary Beth Van Groll	Vice President Information Systems
Natalie Versnik	Director Policyowner Services
Andy Ware	Vice President Actuary
Joel Weiner	Medical Director
Catherine A. Wilbert	Asst. General Counsel & Asst. Secretary
Don Wilkinson	Vice President Agency Administration
Jeff Williams	Director Compliance Risk Management
Brian Wilson	Director-IPS National Sales
John Wilson	Director Long Term Care Sales Support
Robert Wright	Director-Affinity Funds
Catherine M. Young	Asst. General Counsel & Asst. Secretary
Terry R. Young	Asst. General Counsel & Asst. Secretary
Rick Zehner	Vice President Life Products
Patti Zimmermann	Director Investment Technology & Development
Philip Zwieg	Vice President Information Systems

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of December 31, 2005 are set forth on pages C-9 through C-11. In addition to the subsidiaries set forth pages on C-9 through C-11, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

1.	NML Variable Annuity Account A

2.	NML Variable Annuity Account B

3.	NML Variable Annuity Account C

4.	Northwestern Mutual Variable Life Account

Northwestern Mutual Series Fund, Inc. and Russell Investment Funds (the “Funds”), shown below as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

NORTHWESTERN MUTUAL CORPORATE STRUCTURE1

(as of December 31, 2005)

Name of Subsidiary	Jurisdiction of Incorporation

Alexandra International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Amber, LLC – 100% ownership	Delaware
Baraboo, Inc. – 100% ownership	Delaware
Bayridge, LLC – 100% ownership	Delaware
Bradford, Inc. – 100% ownership	Delaware
Brendan International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Brian International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Burgundy, LLC – 100% ownership	Delaware
Carlisle Ventures, Inc. – 100% ownership	Delaware
Cass Corporation – 100% ownership	Delaware
Chateau, Inc. – 100% ownership of Common & Class B Preferred Stock	Delaware
Chateau, LLC – 100% ownership	Delaware
Chateau I, LP – 100% ownership	Delaware
Coral, Inc. – 100% ownership	Delaware
Diversey, Inc. – 100% ownership	Delaware
Elderwood International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Elizabeth International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Frank Russell Company – 85.48% ownership	Washington
Frank Russell Investment Management Company – 85.48% ownership	Washington
Green Room Properties, LLC – 100% ownership	Delaware
Hazel, Inc. – 100% ownership	Delaware
Health Invest, LLC – 100% ownership	Delaware
Higgins, Inc. – 100% ownership	Delaware
Highbrook International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Hobby, Inc. – 100% ownership	Delaware
INV Corp. – 100% ownership	Delaware
Justin International FSC, Inc. – 100% ownership	U.S. Virgin Islands
Jersey Par, LLC – 100% ownership	Delaware
JYD Assets, LLC – 100% ownership	Delaware

KerryAnne International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Klode, Inc. – 100% ownership	Delaware
Kristiana International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Lake Bluff, Inc. – 100% ownership	Delaware
Larkin, Inc. – 100% ownership	Delaware
Logan, Inc. – 100% ownership	Delaware
Lydell, Inc. – 100% ownership	Delaware
Mallon International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Maroon, Inc. – 100% ownership	Delaware
Mason & Marshall, Inc. – 100% ownership	Delaware
Mason Street Advisors, LLC – 100% ownership	Delaware
Mason Street Funds, Inc. – 70%[2] ownership	Maryland
Mitchell, Inc. – 100% ownership	Delaware
NM Albuquerque Inc. – 100% ownership	New Mexico
NM Regal, LLC – 100% ownership	Delaware
NM-Exchange, LLC – 100% ownership	Delaware
NM Harrisburg, Inc. – 100% ownership	Pennsylvania
NM Imperial, LLC – 100% ownership	Delaware
NM Majestic Holdings, LLC – 100% ownership	Delaware
NMIS Alabama Agency, LLC – 100% ownership	Alabama
NMIS Massachusetts Insurance Agency, LLC – 100% ownership	Massachusetts
NMIS Georgia Agency, LLC – 100% ownership	Georgia
NML Buffalo Agency, Inc. – 100% ownership	New York
NML-CBO, LLC – 100% ownership	Delaware
NML Development Corporation – 100% ownership	Delaware
NML/Mid-Atlantic, Inc. – 100% ownership	New Jersey
NML Real Estate Holdings, LLC – 100% ownership	Wisconsin
NML Securities Holdings, LLC – 100% ownership	Wisconsin
NML/Tallahassee, Inc. – 100% ownership	Florida
NVOP, Inc. – 100% ownership	Delaware
NVOP, LLC – 75% ownership	Delaware
NVOP Fairfax Ridge – 75% ownership	Delaware
NW Pipeline, Inc. – 100% ownership	Texas
Network Planning Advisors, L.L.C. – 100% ownership	Wisconsin
New Arcade, LLC – 100% ownership	Wisconsin
Nicolet, Inc. – 100% ownership	Delaware
North Van Buren, Inc. – 100% ownership	Delaware
Northwestern Ellis Company – 100% ownership	Nova Scotia
Northwestern Foreign Holdings B.V. – 100% ownership	Netherlands
Northwestern International Holdings, Inc. – 100% ownership	Delaware
Northwestern Investment Management Company, LLC – 100% ownership	Delaware
Northwestern Long Term Care Insurance Company – 100% ownership	Illinois
Northwestern Mutual Investment Services, LLC – 100% ownership	Wisconsin
Northwestern Mutual Las Vegas, Inc. – 100% ownership	Nevada
Northwestern Mutual Life International, Inc. – 100% ownership	Delaware
Northwestern Mutual Series Fund, Inc. – 100%[3] ownership	Maryland
Northwestern Mutual Wealth Management Company – 100% ownership	Federal Savings Bank (subject to jurisdiction of the Office of Thrift Supervision)
Northwestern Real Estate Partnership Holdings, LLC – 100% ownership	Delaware
Northwestern Reinsurance Holdings N.V. – 100% ownership	Netherlands
Northwestern Securities Holdings, LLC – 100% ownership	Delaware
Northwestern Securities Partnership Holdings, LLC – 100% ownership	Delaware

Olive, Inc. – 100% ownership	Delaware
Painted Rock Development Company – 100% ownership	Arizona
Park Forest Northeast, Inc. – 100% ownership	Delaware
RE Corporation – 100% ownership	Delaware
Regina International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Rocket Sports, Inc. – 100% ownership	Texas
Russell Investment Funds – 85.48% ownership	Massachusetts
Russet, Inc. – 100% ownership	Delaware
Scotty, LLC – 100% ownership	Delaware
Sean International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Solar Resources, Inc. – 100% ownership	Wisconsin
St. James Apartments, LLC – 100% ownership	Delaware
Stadium and Arena Management, Inc. – 100% ownership	Delaware
Summerhill Management, LLC – 100% ownership	Delaware
Summit Mall, LLC – 100% ownership	Delaware
Travers International Sales, Inc. – 100% ownership	U.S. Virgin Islands
Tupelo, Inc. – 100% ownership	Delaware
Walden OC, LLC – 100% ownership	Delaware
White Oaks, Inc. – 100% ownership	Delaware

(1)	Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2005, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented. Excluded is the entire corporate structure under Frank Russell Company.

(2)	Aggressive Growth Stock, Asset Allocation, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Large Cap Core Stock, Municipal Bond, Select Bond, Small Cap Growth Stock.

(3)	Aggressive Growth Stock, Alliance Bernstein Mid Cap Value, Asset Allocation, Balanced, Capital Guardian Domestic Equity, Franklin Templeton International Equity, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Growth Stock, Janus Capital Appreciation, Large Cap Core Stock, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, T. Rowe Price Equity Income.

Item 27.	Number of Contract Owners

As of January 31, 2006, the number of contract owners of NML Variable Annuity Account C was 225. All contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28.	Indemnification

That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed herein as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 29.	Principal Underwriters

(a) Northwestern Mutual Investment Services, LLC (“NMIS”), is the principal underwriter currently distributing securities of the Registrant. NMIS is the principal underwriter for NML Variable Annuity Account B and the Northwestern Mutual Variable Life Account and all other separate accounts registered under the Investment Company Act of 1940 as unit investment trusts for which Northwestern Mutual serves as the Depositor.

(b)	As of February 16, 2006, the directors and officers of NMIS are as follows:

Name	Position
Jason T. Anderson	Assistant Treasurer
Mark J. Backe	Secretary
Rebekah B. Barsch	Vice President, Investment Product Lines
William H. Beckley	Director
Lisa M. Belli - Fuchs	Director, Compliance Assurance
Mark S. Bishop	Director, Field Supervision
Michael G. Carter	Vice President, Field Services and Support
Walter J. Chossek	Treasurer
Eric P. Christophersen	Vice President, Comliance/Best Practices
Closter B. Current	Vice President, Variable Life Servicing
David J. Dorshorst	Director, Compensation
Michael S. Ertz	Director, Recruiting and Retention
Christina H. Fiasca	Director
Dennis J. Fitzpatrick	Director, Supervision of Todd Business
Carol J. Flemma	Director, Business Development
Stephen J. Frankl	Vice President, Field Training and Development
Don P. Gehrke	Director, Retail Investment Operations
Mark J. Gmach	Regional Vice President, Field Supervision
Laila V. Hick	Assistant Director, NMIS Policy Standards Development
Karla D. Hill	Director, Human Resources
Patricia J. Hillman	Director, Annuity Operations
Diane B. Horn	Director, BD Operations Compliance; Policy, Procedures & Communications
Robert J. Johnson	Director, Compliance Oversight; Chief Compliance Officer of NMIS Registered Investment Advisor
John L. Kordsmeier	Vice President, Variable Life Sales
Gregory S. Leslie	Compliance Registered Options Principal (CROP)
Mary M. Lucci	New Business Compliance Coordinator
Jean M. Maier	Director; Senior Vice President, Insurance Operations
Meridee J. Maynard	Senior Vice President, Life Product
Mac McAuliffe	Regional Vice President
Allan J. McDonell	Director, Retail Investment Services; Senior Registered Options Principal (SROP)
Jeffrey L. Michaelson	Assistant Director, Mutual Funds
Joanne M. Migliaccio	Director, Contract, License and Registration
Lynn A. Milewski	Director, Annuity Operations
Jay W. Miller	Vice President, Advanced Planning
Diana L. Moro-Goane	Director, Marketing Materials Review
Jennifer Murphy	Assistant Secretary
Timothy Nelson	Director, Market Conduct
Jeffrey J. Niehaus	Director, Business Retirement Markets
Jennifer O’Leary	Assistant Treasurer
Daniel J. O’Meara	Regional Vice President, Field Supervision
Michael J. Patkunas	Regional Vice President
Chris E. Peterson	Regional Vice President
Michael A. Reis	Assistant Treasurer
Daniel A. Riedl	Senior Vice President and Chief Operating Officer
Charles D. Robinson	Senior Vice President, IPS Strategy
Robin E. Rogers	Assistant Director, License & Registration
John E. Schlifske	Director; President and CEO
Calvin R. Schmidt	Vice President, Investment Product Operations & Systems
Richard P. Snyder	Director, Mutual Funds

William H. Taylor	Director, Financial Security Planning
Kellen A. Thiel	Director, Managed Products
VACANT	Vice President, Field Development
Donald G. Tyler	Vice President, Investment Products and Sales
Thomas A. Waisnor	Regional Vice President
Alan M. Werth	Third Party Sales Consultant
Anne C. Wills	Director, Variable Product Compliance
Donald R. Wilkinson	Vice President, Field Management
Jeffrey B. Williams	Vice President, Compliance Risk Management & Chief Compliance Officer of NMIS Broker-Dealer, Executive Representative
Brian D. Wilson	National Sales Director
Robert J. Wright	Director, Russell Distribution and Planning

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

(c) During 2005 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $14,127 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant.

Item 30.	Location of Accounts and Records

All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31.	Management Services

There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32.	Undertakings

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account C, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 16th day of February, 2006.

NML VARIABLE ANNUITY ACCOUNT C (Registrant)

		By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President,		Edward J. Zore, President
	General Counsel and Secretary		and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 16th day of February, 2006.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President,		Edward J. Zore, President
	General Counsel and Secretary		and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ GARY A. POLINER Gary A. Poliner	Senior Vice President and Chief Financial Officer; Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

J. Thomas Lewis	Trustee

/s/ STEPHEN F. KELLER* Stephen F. Keller	Trustee

/s/ J. E. GALLEGOS* J. E. Gallegos	Trustee

/s/ KATHRYN D. WRISTON* Kathryn D. Wriston	Trustee

/s/ BARRY L. WILLIAMS* Barry L. Williams	Trustee

/s/ DANIEL F. MCKEITHAN, JR.* Daniel F. McKeithan, Jr.	Trustee

/s/ JAMES D. ERICSON* James D. Ericson	Trustee

/s/ EDWARD E. BARR* Edward E. Barr	Trustee

/s/ ROBERT C. BUCHANAN* Robert C. Buchanan	Trustee

/s/ H. MASON SIZEMORE, JR.* H. Mason Sizemore, Jr.	Trustee

/s/ JOHN J. STOLLENWERK* John J. Stollenwerk	Trustee

/s/ GEORGE A. DICKERMAN* George A. Dickerman	Trustee

/s/ JOHN E. STEURI* John E. Steuri	Trustee

/s/ BARBARA A. KING* Barbara A. King	Trustee

/s/ PETER M. SOMMERHAUSER* Peter M. Sommerhauser	Trustee

/s/ JAMES P. HACKETT* James P. Hackett	Trustee

/s/ JOHN M. BREMER* John M. Bremer	Trustee

/s/ PETER W. BRUCE* Peter W. Bruce	Trustee

/s/ DAVID A. ERNE* David A. Erne	Trustee

/s/ MARGERY KRAUS* Margery Kraus	Trustee

/s/ CONNIE K. DUCKWORTH* Connie K. Duckworth	Trustee

/s/ ULICE PAYNE, JR.* Ulice Payne, Jr.	Trustee

/s/ DAVID J. DRURY* David J. Drury	Trustee

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney attached hereto

Each of the signatures is affixed as of February 16, 2006

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

TRUSTEES’

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS that each of the undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, organized by a special act of the Wisconsin Legislature (the “Company”), by his or her execution hereof, or an identical counterpart hereof, does hereby constitute and appoint each or either of Edward J. Zore and John M. Bremer, as his or her attorney-in-fact and agent, and in his or her name, place and stead, to execute and sign (1) any registration statement, including any pre-effective or post-effective amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith to be filed on either Form N-4 or Form N-6 (or on any other applicable form) with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 and/or the Investment Company Act of 1940 in connection with variable contracts issued through separate accounts that are established by the Company, and (2) one or more reports for the fiscal year ended December 31, 2005, including amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith, to be filed on Form 10-K with the SEC under the Securities Exchange Act of 1934 in connection with any such registration statement or amendment thereto. Each of the undersigned does hereby further authorize each or either of said attorneys-in-fact and agents to make said filings with the SEC and with any federal or state securities or insurance regulatory authority as they determine to be required or necessary. Each of the undersigned hereby ratifies and confirms all acts of each and either said attorneys-in-fact and agents which they may lawfully do or cause to be done by virtue hereof. As used herein, “variable contracts” means any contracts providing for benefits or values which may vary according to the investment experience of the separate account associated therewith, including variable annuity contracts and variable life insurance policies.

IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand this 27th day of July, 2005.

/s/ EDWARD E. BARR	Trustee
Edward E. Barr

/s/ JOHN M. BREMER	Trustee
John M. Bremer

/s/ PETER W. BRUCE	Trustee
Peter W. Bruce

/s/ ROBERT C. BUCHANAN	Trustee
Robert C. Buchanan

/s/ GEORGE A. DICKERMAN	Trustee
George A. Dickerman

/s/ DAVID J. DRURY	Trustee
David J. Drury

/s/ CONNIE K. DUCKWORTH	Trustee
Connie K. Duckworth

/s/ JAMES D. ERICSON	Trustee
James D. Ericson

/s/ DAVID A. ERNE	Trustee
David A. Erne

/s/ J. E. GALLEGOS	Trustee
J. E. Gallegos

/s/ JAMES P. HACKETT	Trustee
James P. Hackett

/s/ STEPHEN F. KELLER	Trustee
Stephen F. Keller

/s/ BARBARA A. KING	Trustee
Barbara A. King

/s/ MARGERY KRAUS	Trustee
Margery Kraus

Trustee
J. Thomas Lewis

/s/ DANIEL F. McKEITHAN, JR.	Trustee
Daniel F. McKeithan, Jr.

/s/ ULICE PAYNE, JR.	Trustee
Ulice Payne, Jr.

/s/ H. MASON SIZEMORE, JR.	Trustee
H. Mason Sizemore, Jr.

/s/ PETER M. SOMMERHAUSER	Trustee
Peter M. Sommerhauser

/s/ JOHN E. STEURI	Trustee
John E. Steuri

/s/ JOHN J. STOLLENWERK	Trustee
John J. Stollenwerk

/s/ BARRY L. WILLIAMS	Trustee
Barry L. Williams

/s/ KATHRYN D. WRISTON	Trustee
Kathryn D. Wriston

/s/ EDWARD J. ZORE	Trustee
Edward J. Zore

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 28 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT C

Exhibit	Description

(b)(1)(a)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company amending NML Variable Annuity Account C Operating Authority, authorizing registration as an Investment Company; and approval of Financial Representative Variable Annuity Contract	Filed herewith

(b)(4)(a)(2)	Simplified Load Schedule. Referenced to Group Combination Annuity Contract, NVP.1C.(0594) (sex neutral), filed as Exhibit B(4)(a) to Form N-4 Post-Effective Amendment No. 22 for NML Variable Annuity Account C, File No. 2-89905-01, on May 31, 2001	Filed herewith